The Millicom Group - A.2.2. Material Joint Ventures - Ghana (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[3]
Disclosure of joint ventures [line items]
Depreciation and amortization	$ (1,344)		$ (1,113)		$ (1,119)
Operating profit (loss)	915	[1]	619	[2]	402	[2]
Profit (loss) before taxes from continuing operations	238	[1]	728	[2],[3]	(252)	[2],[3]
Tax (charge), net	(222)	[1]	(158)	[2]	(72)	[2]
Net profit (loss) for the period	129	[1]	542	[2]	(385)	[2]
Cash and cash equivalents	1,039		895	[3],[4]	875	[3]	$ 1,164
Debt and financing – non-current	6,624		5,904	[4]
Debt and financing – current	180		1,840	[4]
Net cash from operating activities	1,284		956	[3]	821	[3]
Net cash from (used in) investing activities	(1,104)		(2,703)	[3]	(495)	[3]
Net cash from (used in) financing activities	(1)		1,777	[3]	(598)	[3]
Increase (decrease) in cash and cash equivalents	$ 168		$ 20	[3]	(289)	[3]
Ghana
Disclosure of joint ventures [line items]
Revenue					132
Depreciation and amortization					(42)
Operating profit (loss)					(30)
Financial income (expenses), net (i)					(41)
Profit (loss) before taxes from continuing operations					(85)
Tax (charge), net					0
Net profit (loss) for the period					(85)
Results for the year					0
Cash and cash equivalents					1
Debt and financing – non-current					289
Debt and financing – current					40
Net cash from operating activities					(8)
Net cash from (used in) investing activities					0
Net cash from (used in) financing activities					4
Increase (decrease) in cash and cash equivalents					$ (4)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).
[4]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.